Related Parties and Related Commitments and Contingencies - Schedule of Notes Receivable and Investments in Related Parties (Details) - USD ($) $ in Millions	Mar. 28, 2025	Jun. 28, 2024	Jun. 30, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total notes receivable and investments in Flash Ventures	$ 662	$ 1,001
The Flash Business of Western Digital Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total notes receivable and investments in Flash Ventures		1,001	$ 1,411
Flash Ventures
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total notes receivable and investments in Flash Ventures	662	1,001
Flash Ventures | The Flash Business of Western Digital Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total notes receivable and investments in Flash Ventures		1,001	1,411
Flash Partners Ltd
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments	46	148
Flash Partners Ltd | The Flash Business of Western Digital Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments		148	160
Flash Partners Ltd | Related Party
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, related parties	37	1
Flash Partners Ltd | Related Party | The Flash Business of Western Digital Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, related parties		1	37
Flash Alliance Ltd
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments	116	219
Flash Alliance Ltd | The Flash Business of Western Digital Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments		219	274
Flash Alliance Ltd | Related Party
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, related parties	38	5
Flash Alliance Ltd | Related Party | The Flash Business of Western Digital Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, related parties		5	48
Flash Forward Ltd
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments	129	143
Flash Forward Ltd | The Flash Business of Western Digital Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments		143	183
Flash Forward Ltd | Related Party
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, related parties	$ 296	485
Flash Forward Ltd | Related Party | The Flash Business of Western Digital Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, related parties		$ 485	$ 709